Current and non-current inventories - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Current and non-current inventories
Materials and supplies	€ 1,611	€ 1,580
Finished products and goods	3,452	1,603
Inventories	6,072	3,893
Inventories held for compliance purposes	1,053	995
Accumulated impairment
Current and non-current inventories
Inventories	(570)	(348)
Natural gas and oil products
Current and non-current inventories
Finished products and goods	2,414	874
Inventories pledged as security for liabilities	269
Chemical products
Current and non-current inventories
Finished products and goods	626	443
Oil and petroleum | Italy
Current and non-current inventories
Inventories held for compliance purposes	1,032	977
Exploration & Production
Current and non-current inventories
Materials and supplies	€ 1,481	€ 1,463